SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Contract Assetsliabilities
Billings in advance of performance obligation under contracts	$ 156,081	$ 131,564	$ 101,718